Potomac Tactical Rotation Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
60,742	Vanguard Total Stock Market ETF		$ 19,933,702
153,686	WisdomTree Japan Hedged Equity Fund		19,676,419
222,766	WisdomTree U.S. Quality Dividend Growth Fund		19,817,263
			59,427,384
Fixed Income
731,042	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF		36,859,138
455,064	iShares 0-3 Month Treasury Bond ETF		45,824,945
201,975	SPDR Bloomberg High Yield Bond ETF		19,791,530
222,390	SPDR Bloomberg Convertible Securities ETF		20,126,295
			122,601,908
Total for Exchange Traded Funds (Cost - $181,496,488)			182,029,292	90.53%

MONEY MARKET FUNDS
10,771,328	Goldman Sachs Financial Square Government Fund		10,771,328	5.36%
	Institutional Class - 3.99% +

Total for Money Market Funds (Cost - $10,771,328)

	Total Investments (Cost - $192,267,816)		192,800,620	95.89%

	Other Assets in Excess of Liabilities		8,260,976	4.11%

	Net Assets		$201,061,596	100.00%

+ The rate shown represents the 7-day yield at September 30, 2025.

Potomac Tactical Rotation Fund
	Schedule of Futures Contracts
	September 30, 2025 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Standard & Poor's 400 MidCap Futures **	302	12/19/2025	$ 99,243,240	$ (627,840)
Total	302		$ 99,243,240	$ (627,840)

** Exchange Traded.